UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Brian Lawrence, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: December 31
Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Class R6 Shares/TIILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$26	0.25%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.87% for Class R6 Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	2.87%	3.28%	2.62%	2.28%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W482_AR_1224 4139973-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Class A Shares/TCILX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$56	0.55%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.63% for Class A Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out-of-benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.63%	2.88%	2.31%	1.95%

Class A at maximum sales charge (Offering Price)	(1.21)%	(0.98)%	1.53%	1.56%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%
Class A Shares at Offer reflect a maximum up‑front sales charge of 3.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

3	continued>>

87244W474_AR_1224 4139973-0226

4

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Retirement Class Shares/TIKRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$52	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.65% for Retirement Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	2.65%	2.99%	2.36%	2.01%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315696_AR_1224 4139973-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Premier Class Shares/TIKPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$43	0.42%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.65% for Premier Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	2.65%	3.02%	2.44%	2.11%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.35%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.53%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M459_AR_1224 4139973-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Class I Shares/TIIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$39	0.38%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 2.77% for Class I Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the period since Inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑month	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	2.77%	3.15%	2.51%	2.53%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.41%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	2.81%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$ 5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P668_AR_1224 4139973-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Inflation Linked Bond Fund
Class W Shares/TIIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Inflation Linked Bond Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Inflation Linked Bond Fund returned 3.06% for Class W Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index, which returned 2.82%.

•  Top contributors to relative performance

»   Security selection within U.S. Treasuries.

»   Out‑of‑benchmark exposures to mortgage-backed securities and government agency securities.

»   Yield curve positioning.

•  Top detractors from relative performance

»   A small allocation to cash.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	Since Inception

Class W Shares at NAV	3.06%	3.53%	2.86%	3.36%

Bloomberg U.S. Aggregate Bond Index	2.04%	1.25%	(0.33)%	1.34%

Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1‑10 Year Index	2.82%	3.09%	2.69%	3.22%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,916,600,424

Total number of portfolio holdings	53

Portfolio turnover (%)	30%

Total management fees paid for the year	$5,274,605

What did the Fund invest in? (as of December 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Inflation-Linked Bond Fund to Nuveen Inflation Linked Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio Manager Updates: Effective August 1, 2024, Nicholas Travaglino is no longer a portfolio manager of the Fund.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P379_AR_1224 4139973-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Select Fund
Class R6 Shares/TIREX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$51	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.74% for Class R6 Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class R6 Shares at NAV	6.74%	5.31%	3.53%	6.26%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.02 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W797_AR_1224 4139988-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Select Fund
Class A Shares/TCREX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.78%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.52% for Class A Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.52%	5.01%	3.24%	5.95%

Class A at maximum sales charge (Offering Price)	0.41%	(1.05)%	2.02%	5.32%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.02 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W771_AR_1224 4139988-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Select Fund
Retirement Class Shares/TRRSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$77	0.75%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.59% for Retirement Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Retirement Class Shares at NAV	6.59%	5.05%	3.28%	6.00%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.02 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W789_AR_1224 4139988-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Select Fund
Premier Class Shares/TRRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.65% for Premier Class Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (January 1, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	10‑Year

Premier Class Shares at NAV	6.65%	5.13%	3.38%	6.10%

S&P 500® Index	13.08%	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	5.83%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.02 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M327_AR_1224 4139988-0226

3

Annual Shareholder Report December 31, 2024

Nuveen Real Estate Securities Select Fund
Class I Shares/TIRHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Select Fund for the period of April 1, 2024 to December 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the 9 months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

•  The Nuveen Real Estate Securities Select Fund returned 6.69% for Class I Shares at net asset value (NAV) for the abbreviated nine-month reporting period ended December 31, 2024. The Fund outperformed the FTSE Nareit All Equity REITs Index, which returned 6.31%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   An underweight allocation in the timber REITs sector, led by an underweight to Weyerhaeuser Company.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc., Lineage, Inc. and Terreno Realty Corporation.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Sun Communities, Inc. and Equity LifeStyle Properties, Inc.

1	continued>>

How did the Fund perform over the period since Inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through December 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	9‑Month	1‑Year	5‑Year	Since Inception

Class I Shares at NAV	6.69%	5.24%	3.43%	6.51%

S&P 500® Index	13.08%	25.02%	14.53%	14.09%

FTSE Nareit All Equity REITs Index	6.31%	4.92%	3.29%	6.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Return of Capital: During the current reporting period, $0.02 per share of the Fund’s distribution was re‑characterized as a return of capital resulting from subsequent re‑characterizations of cash flows received from the Fund’s investments.

2	continued>>

Fund Statistics (as of December 31, 2024)

Fund net assets	$2,784,680,147

Total number of portfolio holdings	47

Portfolio turnover (%)	21%

Total management fees paid for the year	$10,236,142

What did the Fund invest in? (as of December 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Real Estate Securities Fund to Nuveen Real Estate Securities Select Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Change in fiscal and tax year end: Effective April 1, 2024, the Fund’s fiscal and tax year ends changed from March 31 to December 31. The Fund continued to follow its March 31 regulatory reporting schedule through September 30, 2024, after which it prepared this annual report for the 9‑month period ended December 31, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P593_AR_1224 4139988-0226

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended March 31, 2024 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended March 31, 2024 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the March 31, 2024 Form N-CSR.

(a)	Audit Fees.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $72,950 and $686,641, respectively.

(b)	Audit Related Fees.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $5,133, respectively.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

(c)	Tax Fees.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $95, respectively.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1)	Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)    The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)	Non-Audit Fees for Related Entities.

For the fiscal period ended December 31, 2024 and fiscal year ended March 31, 2024, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $293,312 and $210,180, respectively.

(h)    The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Inflation Linked Bond Fund and Nuveen Real Estate
Securities Select Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Inflation
Linked Bond Fund and Nuveen Real Estate Securities Select Fund (two of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the period April 1, 2024 through December 31, 2024 and the year ended March 31, 2024, the statements of changes in net assets for the period April 1,
2024 through December 31, 2024 and each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for the period April 1, 2024 through December 31, 2024 and each of the five years in the period ended March
31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the period
April 1, 2024 through December 31, 2024 and year then ended March 31, 2024, the changes in each of their net assets for the period April 1, 2024 through December 31, 2024 and each of the two years in the period ended March 31, 2024 and each of the financial highlights for the period April 1, 2024 through December 31, 2024 and each of the five years in the period ended March 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2025
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments December 31, 2024
Inflation Linked Bond

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.7%
CORPORATE BONDS - 0 .3%
ENERGY - 0.1%
$ 986,842 Reliance Industries Ltd 2 .444% 01/15/26 $ 974,687
TOTAL ENERGY 974,687
FINANCIAL SERVICES - 0.0%
771,720 HNA LLC 2 .369 09/18/27 739,530
TOTAL FINANCIAL SERVICES 739,530
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
6,235,000 Montefiore Medical Center 2 .895 04/20/32 5,298,411
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,298,411
TOTAL CORPORATE BONDS
(Cost $7,988,405) 7,012,628
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 99.4%
AGENCY SECURITIES - 0.2%
9,000,000 Federal National Mortgage Association 1 .625 08/24/35 6,499,699
TOTAL AGENCY SECURITIES 6,499,699
MORTGAGE BACKED - 1.8%
7,331,867 Ginnie Mae I Pool 3 .600 09/15/31 7,143,978
4,045,839 Ginnie Mae I Pool 3 .700 10/15/33 3,924,964
1,225,361 Ginnie Mae I Pool 3 .380 07/15/35 1,200,008
1,199,197 Ginnie Mae I Pool 3 .870 10/15/36 1,158,252
4,388,734 Ginnie Mae I Pool 3 .940 03/15/37 4,187,478
15,790,537 Ginnie Mae I Pool 1 .730 07/15/37 13,473,002
11,819,019 Ginnie Mae I Pool 1 .650 07/15/42 9,678,819
12,005,423 Ginnie Mae I Pool 2 .750 01/15/45 10,810,482
TOTAL MORTGAGE BACKED 51,576,983
U.S. TREASURY SECURITIES - 97.4%
533 (a) United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 532
167 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 167
975,424 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 969,389
954,769 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 949,002
607,778 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 600,754
91,184,387 (a) United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 89,929,363
59,892,698 (a) United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 59,896,695
63,304,198 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 61,785,082
89,546,348 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 87,450,726
121,521,780 (a) United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 118,141,186
129,929,732 (a) United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 125,977,790
39,684,528 (a) United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 40,060,997
19,005,320 (a) United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 18,216,092
87,746,778 (a) United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 84,677,134
84,233,309 (a) United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 83,725,585
97,383,904 (a) United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 93,093,081
26,465,235 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 26,270,561
168,033,986 (a) United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 163,712,594
44,459,204 (a) United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 46,654,944
69,162,123 (a) United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 66,427,384
73,529,743 (a) United States Treasury Inflation Indexed Bonds 2 .375 10/15/28 74,668,099
96,225,197 (a) United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 91,869,627
78,045,126 (a) United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 79,411,868
162,005,963 (a) United States Treasury Inflation Indexed Bonds 2 .125 04/15/29 162,201,543
75,622,754 (a) United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 81,104,152
73,387,068 (a) United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 67,965,983
51,211,829 (a) United States Treasury Inflation Indexed Bonds 0 .000 10/15/29 50,351,374
171,229,292 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 155,507,936
128,674,567 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 115,972,987
106,221,132 (a) United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 94,267,076
141,842,241 (a) United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 124,850,141

Inflation Linked Bond

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY SECURITIES (continued)
$ 6,154,955 (a) United States Treasury Inflation Indexed Bonds 0 .125% 01/15/32 $ 5,334,910
45,734,656 (a) United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 49,497,080
74,581,360 (a) United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 66,650,471
117,889,400 (a),(b) United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 108,424,059
93,227,901 (a) United States Treasury Inflation Indexed Bonds 1 .375 07/15/33 87,208,241
124,252,480 (a) United States Treasury Inflation Indexed Bonds 1 .750 01/15/34 119,118,225
143,349,300 (a) United States Treasury Inflation Indexed Bonds 1 .875 07/15/34 138,904,782
TOTAL U.S. TREASURY SECURITIES 2,841,847,612
TOTAL GOVERNMENT BONDS
(Cost $3,031,393,100) 2,899,924,294
TOTAL LONG-TERM INVESTMENTS
(Cost $3,039,381,505) 2,906,936,922
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
3,559,000 (c) Fixed Income Clearing Corporation 4 .460 01/02/25 3,559,000
TOTAL REPURCHASE AGREEMENT 3,559,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,559,000) 3,559,000
TOTAL INVESTMENTS - 99.8%
(Cost $3,042,940,505) 2,910,495,922
OTHER ASSETS & LIABILITIES, NET - 0.2% 6,104,502
NET ASSETS - 100.0% $ 2,916,600,424
(a) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $3,559,882 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $3,630,242.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 382 03/31/25  $ 78,494,811 $ 78,542,782 $ 47,971

Portfolio of Investments December 31, 2024
Real Estate Securities Select

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
ASSET MANAGEMENT & CUSTODY BANKS - 1.3%
400,000 iShares Dow Jones US Real Estate Index Fund $ 37,224,000
TOTAL ASSET MANAGEMENT & CUSTODY BANKS 37,224,000
DATA CENTER REITS - 13.5%
925,000 Digital Realty Trust, Inc 164,030,250
224,000 Equinix, Inc 211,207,360
TOTAL DATA CENTER REITS 375,237,610
HEALTH CARE REITS - 12.0%
675,000 American Healthcare REIT, Inc 19,183,500
1,850,000 Healthpeak Properties, Inc 37,499,500
1,300,000 Sabra Health Care REIT, Inc 22,516,000
1,300,000 Ventas, Inc 76,557,000
1,425,000 Welltower, Inc 179,592,750
TOTAL HEALTH CARE REITS 335,348,750
HOTEL & RESORT REITS - 1.6%
2,500,000 Host Hotels & Resorts Inc 43,800,000
TOTAL HOTEL & RESORT REITS 43,800,000
INDUSTRIAL REITS - 11.2%
200,000 EastGroup Properties, Inc 32,098,000
2,200,000 Prologis, Inc 232,540,000
800,000 Terreno Realty Corp 47,312,000
TOTAL INDUSTRIAL REITS 311,950,000
MULTI-FAMILY RESIDENTIAL REITS - 8.9%
550,000 AvalonBay Communities, Inc 120,983,500
100,000 Camden Property Trust 11,604,000
625,000 Equity Residential 44,850,000
75,000 Essex Property Trust, Inc 21,408,000
325,000 Mid-America Apartment Communities, Inc 50,235,250
TOTAL MULTI-FAMILY RESIDENTIAL REITS 249,080,750
OFFICE REITS - 4.3%
375,000 Boston Properties, Inc 27,885,000
925,000 SL Green Realty Corp 62,826,000
675,000 Vornado Realty Trust 28,377,000
TOTAL OFFICE REITS 119,088,000
OTHER SPECIALIZED REITS - 8.9%
1,000,000 Gaming and Leisure Properties, Inc 48,160,000
925,000 Iron Mountain, Inc 97,226,750
3,500,000 VICI Properties, Inc 102,235,000
TOTAL OTHER SPECIALIZED REITS 247,621,750
RETAIL REITS - 19.0%
400,000 Agree Realty Corp 28,180,000
1,750,000 Brixmor Property Group, Inc 48,720,000
800,000 Curbline Properties Corp 18,576,000
175,000 Federal Realty Investment Trust 19,591,250
3,300,000 Kimco Realty Corp 77,319,000
1,500,000 Kite Realty Group Trust 37,860,000
725,000 Realty Income Corp 38,722,250
625,000 Regency Centers Corp 46,206,250
1,125,000 Simon Property Group, Inc 193,736,250
600,000 Tanger Factory Outlet Centers, Inc 20,478,000
TOTAL RETAIL REITS 529,389,000
SELF STORAGE REITS - 5.4%
525,000 Extra Space Storage, Inc 78,540,000
235,000 Public Storage, Inc 70,368,400
TOTAL SELF STORAGE REITS 148,908,400
SINGLE-FAMILY RESIDENTIAL REITS - 4.8%
900,000 American Homes 4 Rent 33,678,000
625,000 Equity Lifestyle Properties, Inc 41,625,000

Real Estate Securities Select

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SINGLE-FAMILY RESIDENTIAL REITS (continued)
450,000 Invitation Homes, Inc $ 14,386,500
350,000 Sun Communities, Inc 43,039,500
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 132,729,000
TELECOM TOWER REITS - 7.3%
800,000 American Tower Corp 146,728,000
500,000 Crown Castle, Inc 45,380,000
55,000 SBA Communications Corp 11,209,000
TOTAL TELECOM TOWER REITS 203,317,000
TOTAL COMMON STOCKS
(Cost $1,808,079,692) 2,733,694,260
TOTAL LONG-TERM INVESTMENTS
(Cost $1,808,079,692) 2,733,694,260
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0.6%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0.000% 01/07/25 9,991,814
5,000,000 Federal Home Loan Bank Discount Notes 0.000 03/21/25 4,953,333
2,500,000 Tennessee Valley Authority Discount Notes 0.000 01/08/25 2,497,661
TOTAL GOVERNMENT AGENCY DEBT 17,442,808
REPURCHASE AGREEMENT - 0.5%
15,441,000 (a) Fixed Income Clearing Corporation 4.460 01/02/25 15,441,000
TOTAL REPURCHASE AGREEMENT 15,441,000
TREASURY DEBT - 0.4%
10,000,000 United States Treasury Bill 0.000 01/02/25 10,000,000
TOTAL TREASURY DEBT 10,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,883,689) 42,883,808
TOTAL INVESTMENTS - 99.7%
(Cost $1,850,963,381) 2,776,578,068
OTHER ASSETS & LIABILITIES, NET - 0.3% 8,102,079
NET ASSETS - 100.0% $ 2,784,680,147
REIT Real Estate Investment Trust
(a) Agreement with Fixed Income Clearing Corporation, 4.460% dated 12/31/24 to be repurchased at $15,444,826 on 1/2/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 7/15/26, valued at $15,749,902.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2024
7.1
Inflation Linked Bond
7.2
Real Estate Securities
Select
ASSETS
Long-term investments, at value
†
$ 2,906,936,922 $ 2,733,694,260
Short-term investments, at value
#
3,559,000 42,883,808
Cash 97,041 239,321
Receivables:
Dividends – 9,967,825
Interest 11,337,187 1,913
Reimbursement from Adviser 465,184 56,216
Shares sold 1,350,912 752,073
Other 682,886 639,516
Total assets 2,924,429,132 2,788,234,932
LIABILITIES
Due to affiliates 8,234 5,751
Payables:
Management fees 596,634 1,148,972
Shares redeemed 6,326,466 1,237,280
Service agreement fees 68,954 130,369
Variation margin on futures contracts 5,968 –
Accrued expenses:
Custodian fees 9,820 8,059
Professional fees 42,858 43,282
Shareholder reporting expenses 15,881 261,127
Trustees fees 684,407 617,754
12b-1 distribution and service fees 23,487 71,153
Other 45,999 31,038
Total liabilities 7,828,708 3,554,785
Net assets $ 2,916,600,424 $ 2,784,680,147
NET ASSETS CONSIST OF:
Paid-in capital $ 3,115,217,646 $ 2,021,402,996
Total distributable earnings (loss) (198,617,222) 763,277,151
Net assets $ 2,916,600,424 $ 2,784,680,147
†
Long-term investments, cost $ 3,039,381,505 $ 1,808,079,692
#
Short-term investments, cost 3,559,000 42,883,689

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

December 31, 2024
7.1
Inflation Linked Bond
7.2
Real Estate Securities
Select
CLASS A:
Net assets $ 106,240,358 $ 314,029,541
Shares outstanding 10,485,229 17,619,452
Net asset value ("NAV") per share $ 10.13 $ 17.82
Maximum sales charge 3.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 10.52 $ 18.91
CLASS I:
Net assets $ 55,410,420 $ 38,547,857
Shares outstanding 5,292,797 2,140,718
NAV and offering price per share $ 10.47 $ 18.01
PREMIER CLASS:
Net assets $ 931,920 $ 17,287,567
Shares outstanding 89,224 959,484
NAV and offering price per share $ 10.44 $ 18.02
CLASS R6:
Net assets $ 476,308,091 $ 1,980,850,269
Shares outstanding 45,502,046 110,090,608
NAV and offering price per share $ 10.47 $ 17.99
RETIREMENT CLASS:
Net assets $ 108,658,078 $ 433,964,913
Shares outstanding 10,282,794 22,891,910
NAV and offering price per share $ 10.57 $ 18.96
CLASS W:
Net assets $ 2,169,051,557 $ –
Shares outstanding 207,244,184 –
NAV and offering price per share $ 10.47 $ –
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements
Inflation Linked Bond Real Estate Securities Select
Nine Months Ended
12/31/24
Year Ended
3/31/24
Nine Months Ended
12/31/24
Year Ended
3/31/24
INVESTMENT INCOME
Affiliated income $ – $ – $ 268,094 $ –
Dividends – – 66,025,881 94,546,649
Interest 88,501,939 100,756,159 1,161,192 1,055,974
Securities lending income, net 129 4,108 – –
Other – – – 327,181
Total investment income 88,502,068 100,760,267 67,455,167 95,929,804
EXPENSES
Management fees 5,274,605 6,827,603 10,236,142 13,622,336
12b-1 distribution and service fees — Class A 216,882 308,360 605,971 832,010
12b-1 distribution and service fees — Premier Class 1,065 2,645 23,590 43,650
Shareholder servicing agent fees — Class A 38,911 72,627 74,698 137,314
Shareholder servicing agent fees — Class I 63,868 84,509 39,425 87,991
Shareholder servicing agent fees — Premier Class 86 69 319 370
Shareholder servicing agent fees — Class R6 2,409 1,634 18,579 14,004
Shareholder servicing agent fees — Retirement Class 217,302 324,698 882,075 1,250,785
Shareholder servicing agent fees — Class W 2,979 1,489 – –
Administrative service fees 58,828 95,226 52,543 84,920
Trustees fees 45,661 48,525 45,106 49,838
Custodian expenses 22,261 28,114 18,636 21,812
Overdraft expense 3,363 11,048 18,694 61,054
Professional fees 43,860 53,860 43,875 54,288
Registration fees 93,223 68,424 89,397 91,111
Shareholder reporting expenses 44,290 63,386 368,271 291,193
Other 44,866 71,168 31,261 52,097
Total expenses 6,174,459 8,063,385 12,548,582 16,694,773
Expenses reimbursed by the investment adviser (4,053,555) (4,502,288) – –
Fee waiver by investment adviser and Nuveen Securities (48,809) (567,618) (45,374) (615,053)
Net expenses 2,072,095 2,993,479 12,503,208 16,079,720
Net investment income (loss) 86,429,973 97,766,788 54,951,959 79,850,084
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (21,179,397) (28,923,577) 120,233,926 (85,772,581)
Futures contracts 220,656 (2,542,311) – –
Foreign currency transactions 1,320 1,052 4,070 6,822
Net realized gain (loss) (20,957,421) (31,464,836) 120,237,996 (85,765,759)
Change in unrealized appreciation (depreciation) on:
Investments 17,833,555 (13,708,398) 12,287,849 234,176,714
Futures contracts (156,369) 204,340 – –
Net change in unrealized appreciation (depreciation) 17,677,186 (13,504,058) 12,287,849 234,176,714
Net realized and unrealized gain (loss) (3,280,235) (44,968,894) 132,525,845 148,410,955
Net increase (decrease) in net assets from operations $ 83,149,738 $ 52,797,894 $ 187,477,804 $ 228,261,039

Statement of Changes in Net Assets
See Notes to Financial Statements

7.1
Inflation Linked Bond
Nine Months Ended
12/31/24
Year Ended
3/31/24
Year Ended
3/31/23
OPERATIONS
Net investment income (loss) $ 86,429,973 $ 97,766,788 $ 175,090,224
Net realized gain (loss) (20,957,421) (31,464,836) (6,694,838)
Net change in unrealized appreciation (depreciation) 17,677,186 (13,504,058) (264,073,468)
Net increase (decrease) in net assets from operations 83,149,738 52,797,894 (95,678,082)
DISTRIBUTIONS TO SHAREHOLDERS – – –
Dividends:
Class A (3,320,733) (4,320,896) (9,349,984)
Class I (1,969,518) (2,907,314) (9,125,884)
Premier Class (27,097) (66,748) (174,643)
Class R6 (14,209,448) (21,921,451) (41,697,205)
Retirement Class (3,208,480) (4,434,311) (10,247,412)
Class W (68,443,428) (77,573,048) (125,462,798)
Return of Capital
Class A
– – –
Class I
– – –
Premier Class
– – –
Class R6
– – –
Retirement Class
– – –
Total distributions (91,178,704) (111,223,768) (196,057,926)
FUND SHARE TRANSACTIONS
Subscriptions 387,254,711 635,455,050 550,990,285
Reinvestments of distributions 21,641,841 31,518,048 77,248,265
Redemptions (465,026,837) (477,969,028) (754,078,673)
Net increase (decrease) from Fund share transactions (56,130,285) 189,004,070 (125,840,123)
Net increase (decrease) in net assets (64,159,251) 130,578,196 (417,576,131)
Net assets at the beginning of period 2,980,759,675 2,850,181,479 3,267,757,610
Net assets at the end of period $ 2,916,600,424 $ 2,980,759,675 $ 2,850,181,479

See Notes to Financial Statements

7.2
Real Estate Securities Select
Nine Months Ended
12/31/24
Year Ended
3/31/24
Year Ended
3/31/23
$ 54,951,959 $ 79,850,084 $ 84,117,270
120,237,997 (85,765,759) (166,915,159)
12,287,848 234,176,714 (885,171,959)
187,477,804 228,261,039 (967,969,848)
– – –
(6,587,088) (8,852,193) (19,605,768)
(903,465) (1,978,172) (6,316,984)
(391,896) (811,525) (1,781,177)
(45,505,200) (57,964,117) (110,580,256)
(8,933,963) (12,796,393) (24,242,069)
– – –
(341,068) – –
(45,400) – –
(22,057) – –
(2,135,663) – –
(466,635) – –
(65,332,435) (82,402,400) (162,526,254)
170,326,728 279,574,542 505,241,401
64,698,905 81,589,451 160,776,955
(511,242,411) (610,424,661) (834,665,580)
(276,216,778) (249,260,668) (168,647,224)
(154,071,409) (103,402,029) (1,299,143,326)
2,938,751,556 3,042,153,585 4,341,296,911
$ 2,784,680,147 $ 2,938,751,556 $ 3,042,153,585

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
7.1
Inflation Linked Bond
Class A:
12/31/24
(d)
$ 10 .16 $ 0 .27 $ — $ 0 .27 $ ( 0 .30 ) $ — $ ( 0 .30 ) $ 10 .13
3/31/24 10 .38 0 .31 ( 0 .17 ) 0 .14 ( 0 .36 ) — ( 0 .36 ) 10 .16
3/31/23 11 .51 0 .62 ( 1 .02 ) ( 0 .40 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 10 .38
3/31/22 11 .92 0 .70 ( 0 .28 ) 0 .42 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .51
3/31/21 11 .25 0 .13 0 .67 0 .80 ( 0 .13 ) — ( 0 .13 ) 11 .92
3/31/20
10 .99 0 .23 0 .23 0 .46 ( 0 .20 ) — ( 0 .20 ) 11 .25
Class I:
12/31/24
(d)
10 .49 0 .30 ( 0 .01 ) 0 .29 ( 0 .31 ) — ( 0 .31 ) 10 .47
3/31/24 10 .71 0 .36 ( 0 .20 ) 0 .16 ( 0 .38 ) — ( 0 .38 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .07 ) ( 0 .38 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .29 ) 0 .45 ( 0 .72 ) ( 0 .13 ) ( 0 .85 ) 11 .84
3/31/21 11 .55 0 .16 0 .69 0 .85 ( 0 .16 ) — ( 0 .16 ) 12 .24
3/31/20 11 .29 0 .21 0 .28 0 .49 ( 0 .23 ) — ( 0 .23 ) 11 .55
Premier Class:
12/31/24
(d)
10 .47 0 .29 ( 0 .01 ) 0 .28 ( 0 .31 ) — ( 0 .31 ) 10 .44
3/31/24 10 .68 0 .39 ( 0 .23 ) 0 .16 ( 0 .37 ) — ( 0 .37 ) 10 .47
3/31/23 11 .82 0 .64 ( 1 .04 ) ( 0 .40 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .68
3/31/22 12 .22 0 .78 ( 0 .34 ) 0 .44 ( 0 .71 ) ( 0 .13 ) ( 0 .84 ) 11 .82
3/31/21 11 .52 0 .16 0 .69 0 .85 ( 0 .15 ) — ( 0 .15 ) 12 .22
3/31/20 11 .26 0 .28 0 .20 0 .48 ( 0 .22 ) — ( 0 .22 ) 11 .52
Class R6:
12/31/24
(d)
10 .49 0 .31 ( 0 .01 ) 0 .30 ( 0 .32 ) — ( 0 .32 ) 10 .47
3/31/24 10 .71 0 .35 ( 0 .17 ) 0 .18 ( 0 .40 ) — ( 0 .40 ) 10 .49
3/31/23 11 .84 0 .69 ( 1 .06 ) ( 0 .37 ) ( 0 .68 ) ( 0 .08 ) ( 0 .76 ) 10 .71
3/31/22 12 .24 0 .74 ( 0 .28 ) 0 .46 ( 0 .73 ) ( 0 .13 ) ( 0 .86 ) 11 .84
3/31/21 11 .54 0 .16 0 .71 0 .87 ( 0 .17 ) — ( 0 .17 ) 12 .24
3/31/20 11 .29 0 .29 0 .20 0 .49 ( 0 .24 ) — ( 0 .24 ) 11 .54
Retirement Class:
12/31/24
(d)
10 .59 0 .29 ( 0 .01 ) 0 .28 ( 0 .30 ) — ( 0 .30 ) 10 .57
3/31/24 10 .79 0 .33 ( 0 .17 ) 0 .16 ( 0 .36 ) — ( 0 .36 ) 10 .59
3/31/23 11 .94 0 .65 ( 1 .06 ) ( 0 .41 ) ( 0 .66 ) ( 0 .08 ) ( 0 .74 ) 10 .79
3/31/22 12 .34 0 .73 ( 0 .30 ) 0 .43 ( 0 .70 ) ( 0 .13 ) ( 0 .83 ) 11 .94
3/31/21 11 .63 0 .14 0 .71 0 .85 ( 0 .14 ) — ( 0 .14 ) 12 .34
3/31/20 11 .36 0 .28 0 .19 0 .47 ( 0 .20 ) — ( 0 .20 ) 11 .63
Class W:
12/31/24
(d)
10 .49 0 .32 — 0 .32 ( 0 .34 ) — ( 0 .34 ) 10 .47
3/31/24 10 .71 0 .37 ( 0 .16 ) 0 .21 ( 0 .43 ) — ( 0 .43 ) 10 .49
3/31/23 11 .84 0 .67 ( 1 .02 ) ( 0 .35 ) ( 0 .70 ) ( 0 .08 ) ( 0 .78 ) 10 .71
3/31/22 12 .24 0 .78 ( 0 .29 ) 0 .49 ( 0 .76 ) ( 0 .13 ) ( 0 .89 ) 11 .84
3/31/21 11 .54 0 .21 0 .68 0 .89 ( 0 .19 ) — ( 0 .19 ) 12 .24
3/31/20 11 .29 0 .31 0 .21 0 .52 ( 0 .27 ) — ( 0 .27 ) 11 .54
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(e)
Annualized.
(f)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
2 .63% $ 106,240 0 .55%
(e)
0 .55%
(e)
3 .50%
(e)
30%
1 .40 119,139 0 .56 0 .54 3 .05 30
( 3 .34 ) 131,097 0 .56 0 .54 5 .77 19
3 .48 157,227 0 .57 0 .52 5 .81 21
(f)
7 .12 150,264 0 .56 0 .54 1 .13 27
4 .07 149,027 0 .57 0 .55 2 .06 26
2 .77 55,410 0 .39
(e)
0 .38
(e)
3 .72
(e)
30
1 .60 67,636 0 .36 0 .34 3 .39 30
( 3 .09 ) 93,832 0 .35 0 .33 6 .27 19
3 .58 159,518 0 .35 0 .33 6 .00 21
(f)
7 .43 123,505 0 .34 0 .32 1 .31 27
4 .38 141,821 0 .34 0 .32 1 .79 26
2 .65 932 0 .42
(e)
0 .42
(e)
3 .62
(e)
30
1 .62 948 0 .41 0 .39 3 .68 30
( 3 .22 ) 2,422 0 .40 0 .38 5 .85 19
3 .61 2,627 0 .40 0 .38 6 .25 21
(f)
7 .38 8,211 0 .40 0 .38 1 .34 27
4 .26 3,068 0 .41 0 .39 2 .42 26
2 .87 476,308 0 .26
(e)
0 .25
(e)
3 .88
(e)
30
1 .74 565,535 0 .26 0 .24 3 .35 30
( 3 .01 ) 603,640 0 .25 0 .23 6 .20 19
3 .76 866,667 0 .25 0 .23 6 .00 21
(f)
7 .53 1,209,995 0 .25 0 .23 1 .31 27
4 .36 1,692,282 0 .26 0 .24 2 .56 26
2 .65 108,658 0 .51
(e)
0 .50
(e)
3 .57
(e)
30
1 .58 120,533 0 .51 0 .49 3 .14 30
( 3 .35 ) 143,144 0 .50 0 .48 5 .83 19
3 .47 172,924 0 .50 0 .48 5 .86 21
(f)
7 .29 178,970 0 .50 0 .48 1 .17 27
4 .18 188,609 0 .51 0 .49 2 .37 26
3 .06 2,169,052 0 .26
(e)
0.00
(e)
3 .99
(e)
30
2 .03 2,106,969 0 .26 0.00 3 .52 30
( 2 .84 ) 1,876,046 0 .25 0.00 6 .14 19
4 .00 1,908,794 0 .25 0.00 6 .31 21
(f)
7 .77 1,746,530 0 .25 0.00 1 .71 27
4 .67 1,252,667 0 .26 0.00 2 .70 26

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
7.2
Real Estate Securities Select
Class A:
12/31/24
(d)
$ 17 .09 $ 0 .31 $ 0 .80 $ 1 .11 $ ( 0 .36 ) $ — $ ( 0 .02 ) $ ( 0 .38 ) $ 17 .82
3/31/24 16 .25 0 .41 0 .87 1 .28 ( 0 .44 ) — — ( 0 .44 ) 17 .09
3/31/23 22 .14 0 .41 ( 5 .44 ) ( 5 .03 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 16 .25
3/31/22 18 .82 0 .23 3 .75 3 .98 ( 0 .26 ) ( 0 .40 ) — ( 0 .66 ) 22 .14
3/31/21 14 .09 0 .25 4 .73 4 .98 ( 0 .25 ) — — ( 0 .25 ) 18 .82
3/31/20 16 .74 0 .29 ( 1 .86 ) ( 1 .57 ) ( 0 .28 ) ( 0 .80 ) — ( 1 .08 ) 14 .09
Class I:
12/31/24
(d)
17 .26 0 .33 0 .83 1 .16 ( 0 .39 ) — ( 0 .02 ) ( 0 .41 ) 18 .01
3/31/24 16 .41 0 .44 0 .88 1 .32 ( 0 .47 ) — — ( 0 .47 ) 17 .26
3/31/23 22 .35 0 .44 ( 5 .49 ) ( 5 .05 ) ( 0 .41 ) ( 0 .48 ) — ( 0 .89 ) 16 .41
3/31/22 18 .99 0 .26 3 .79 4 .05 ( 0 .29 ) ( 0 .40 ) — ( 0 .69 ) 22 .35
3/31/21 14 .22 0 .26 4 .79 5 .05 ( 0 .28 ) — — ( 0 .28 ) 18 .99
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) — ( 1 .11 ) 14 .22
Premier Class:
12/31/24
(d)
17 .27 0 .31 0 .84 1 .15 ( 0 .38 ) — ( 0 .02 ) ( 0 .40 ) 18 .02
3/31/24 16 .42 0 .44 0 .87 1 .31 ( 0 .46 ) — — ( 0 .46 ) 17 .27
3/31/23 22 .36 0 .44 ( 5 .50 ) ( 5 .06 ) ( 0 .40 ) ( 0 .48 ) — ( 0 .88 ) 16 .42
3/31/22 19 .00 0 .28 3 .76 4 .04 ( 0 .28 ) ( 0 .40 ) — ( 0 .68 ) 22 .36
3/31/21 14 .22 0 .27 4 .79 5 .06 ( 0 .28 ) — — ( 0 .28 ) 19 .00
3/31/20 16 .89 0 .32 ( 1 .88 ) ( 1 .56 ) ( 0 .31 ) ( 0 .80 ) — ( 1 .11 ) 14 .22
Class R6:
12/31/24
(d)
17 .25 0 .35 0 .81 1 .16 ( 0 .40 ) — ( 0 .02 ) ( 0 .42 ) 17 .99
3/31/24 16 .40 0 .47 0 .87 1 .34 ( 0 .49 ) — — ( 0 .49 ) 17 .25
3/31/23 22 .34 0 .46 ( 5 .49 ) ( 5 .03 ) ( 0 .43 ) ( 0 .48 ) — ( 0 .91 ) 16 .40
3/31/22 18 .98 0 .30 3 .77 4 .07 ( 0 .31 ) ( 0 .40 ) — ( 0 .71 ) 22 .34
3/31/21 14 .21 0 .30 4 .77 5 .07 ( 0 .30 ) — — ( 0 .30 ) 18 .98
3/31/20 16 .88 0 .35 ( 1 .89 ) ( 1 .54 ) ( 0 .33 ) ( 0 .80 ) — ( 1 .13 ) 14 .21
Retirement Class:
12/31/24
(d)
18 .15 0 .33 0 .87 1 .20 ( 0 .37 ) — ( 0 .02 ) ( 0 .39 ) 18 .96
3/31/24 17 .23 0 .45 0 .92 1 .37 ( 0 .45 ) — — ( 0 .45 ) 18 .15
3/31/23 23 .41 0 .44 ( 5 .76 ) ( 5 .32 ) ( 0 .38 ) ( 0 .48 ) — ( 0 .86 ) 17 .23
3/31/22 19 .86 0 .25 3 .95 4 .20 ( 0 .25 ) ( 0 .40 ) — ( 0 .65 ) 23 .41
3/31/21 14 .86 0 .27 4 .99 5 .26 ( 0 .26 ) — — ( 0 .26 ) 19 .86
3/31/20 17 .60 0 .32 ( 1 .97 ) ( 1 .65 ) ( 0 .29 ) ( 0 .80 ) — ( 1 .09 ) 14 .86
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
(d)
For the nine months ended December 31, 2024. Prior to April 1, 2024, the Fund's fiscal year end was March 31st.
(e)
Annualized.
(f)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
(c)
Portfolio
Turnover
Rate
6 .52% $ 314,030 0 .78%
(e)
0 .78%
(e)
2 .33%
(e)
21%
8 .07 326,548 0 .79 0 .77 2 .54 7
( 22 .73 ) 369,354 0 .77 0 .73 2 .28 25
21 .13 532,018 0 .75 0 .72 1 .09 25
(f)
35 .57 367,908 0 .79 0 .76 1 .48 45
( 10 .41 ) 263,960 0 .79 0 .79 1 .66 39
6 .69 38,548 0 .62
(e)
0 .62
(e)
2 .45
(e)
21
8 .23 50,394 0 .61 0 .58 2 .69 7
( 22 .60 ) 107,731 0 .60 0 .57 2 .45 25
21 .32 153,657 0 .59 0 .59 1 .19 25
(f)
35 .76 71,403 0 .62 0 .59 1 .55 45
( 10 .27 ) 21,689 0 .62 0 .62 1 .79 39
6 .65 17,288 0 .65
(e)
0 .65
(e)
2 .28
(e)
21
8 .20 26,551 0 .65 0 .62 2 .66 7
( 22 .62 ) 34,765 0 .63 0 .60 2 .42 25
21 .25 45,328 0 .62 0 .62 1 .27 25
(f)
35 .78 48,255 0 .64 0 .62 1 .62 45
( 10 .31 ) 44,026 0 .65 0 .65 1 .80 39
6 .74 1,980,850 0 .50
(e)
0 .50
(e)
2 .61
(e)
21
8 .38 2,043,858 0 .50 0 .48 2 .84 7
( 22 .52 ) 2,026,404 0 .48 0 .45 2 .55 25
21 .46 2,935,178 0 .47 0 .47 1 .37 25
(f)
35 .94 2,272,604 0 .49 0 .47 1 .77 45
( 10 .16 ) 1,430,143 0 .50 0 .50 1 .95 39
6 .59 433,965 0 .75
(e)
0 .75
(e)
2 .33
(e)
21
8 .10 491,401 0 .75 0 .72 2 .60 7
( 22 .72 ) 503,900 0 .73 0 .70 2 .31 25
21 .17 675,116 0 .72 0 .72 1 .11 25
(f)
35 .58 533,102 0 .74 0 .72 1 .52 45
( 10 .39 ) 398,674 0 .75 0 .75 1 .70 39

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF  Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Change in Fiscal and Tax Year Ends: On February 28, 2024, each Fund’s Board of Trustees (the "Board") approved that each Fund’s fiscal and tax year ends (collectively, “fiscal year end”) be changed from March 31 to December 31. As a result, effective April 1,
2024, the funds began to adhere to the fiscal reporting period and regulatory filing schedule required by a December 31 fiscal year end.
Current Fiscal Period:  The end of the reporting period for the Funds is December 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
A sales charge is imposed on purchases of Class A shares of the Funds of less than certain amounts, as set forth in each Fund’s prospectus. Shareholders with an account held directly with a Fund that held Class A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value (“NAV”). Class A Shares purchases of $250,000 or more with respect to Inflation Linked Bond Fund and $1,000,000 or more for Real Estate Securities Select Fund are sold at NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement
Class and Class W shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund Name Short Name
Nuveen Inflation Linked Bond Fund Inflation Linked Bond
Nuveen Real Estate Securities Select Fund Real Estate Securities Select
1 1

The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the
Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method.
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes.
Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.

Notes to Financial Statements
(continued)

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted
ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds' financial positions or the results of their operations.
The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The
CODM monitors the operating results of each Fund as a whole and is responsible for each Fund's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the
CODM to assess the segment’s performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the
Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Fund Level 1 Level 2 Level 3 Total
Inflation Linked Bond
Long-Term Investments
:
Corporate bonds $— $7,012,628 $— $7,012,628
Government bonds — 2,899,924,294 — 2,899,924,294
Short-Term Investments
:
Repurchase agreement — 3,559,000 — 3,559,000
Investments in Derivatives
:
Futures contracts* 47,971 — — 47,971
Total $47,971 $2,910,495,922 $— $2,910,543,893
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $2,733,694,260 $— $— $2,733,694,260
Short-Term Investments
:
Government agency debt — 17,442,808 — 17,442,808
Repurchase agreement — 15,441,000 — 15,441,000
Treasury debt — 10,000,000 — 10,000,000
Total $2,733,694,260 $42,883,808 $— $2,776,578,068
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Inflation Linked Bond Fixed Income Clearing Corporation $ 3,559,000 $ (3,630,242)
Real Estate Securities Select Fixed Income Clearing Corporation 15,441,000 (15,749,902)

Notes to Financial Statements
(continued)

Treasury Inflation Protected Securities: Inflation Linked Bond may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer
Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statement of
Operations.
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to interest rate risk in the normal course of pursuing their investment objectives.
The Funds use futures contracts to manage exposure to fluctuations in interest rates and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
7.1
Inflation Linked Bond $ – $ 875,896,797 $ 725,000 $ 963,720,468
7.2
Real Estate Securities Select 615,178,310 – 910,840,702 –
Fund Average Notional Amount of Futures Contracts Outstanding*
7.1
Inflation Linked Bond $ 61,839,616
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

As of the end of the reporting period, the following Fund has invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Inflation Linked Bond
Futures contracts Interest rate Unrealized appreciation
on futures contracts
*
$ 47,971 - $ –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Nine Months Ended 12/31/24
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
7.1
Inflation Linked Bond
Futures contracts Interest rate $ 220,656 $ (156,369)
Year Ended 3/31/24
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
7.1
Inflation Linked Bond
Futures contracts Interest rate $ (2,542,311) $ 204,340
Nine Months Ended
12/31/24
Year Ended
3/31/24
Year Ended
3/31/23
7.1
Inflation Linked Bond Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 631,856 $ 6,467,549 1,288,477 $ 13,059,446 1,574,766 $ 16,926,139
Class I 2,100,605 22,117,944 2,405,516 25,230,979 2,423,106 26,818,257
Premier Class 7,329 77,287 25,759 270,373 44,609 499,276
Class R6 3,811,419 40,237,748 6,879,795 72,184,907 5,437,209 59,949,730
Retirement Class 160,714 1,715,921 297,367 3,105,040 614,903 6,855,538
Class W 29,975,898 316,638,262 49,776,621 521,604,305 40,423,132 439,941,345
Total subscriptions 36,687,821 387,254,711 60,673,535 635,455,050 50,517,725 550,990,285
Reinvestments of distributions:
Class A 299,932 3,049,934 394,391 3,963,055 815,199 8,524,838
Class I 134,802 1,415,415 205,967 2,136,473 563,086 6,066,973
Premier Class 2,586 27,097 6,450 66,748 16,235 174,643
Class R6 1,326,674 13,940,915 2,017,779 20,917,461 3,568,037 38,428,017
Retirement Class 302,631 3,208,480 423,884 4,434,311 943,023 10,247,412
Class W – – – – 1,318,661 13,806,382
Total reinvestments of
distributions 2,066,625 21,641,841 3,048,471 31,518,048 7,224,241 77,248,265
Redemptions:
Class A (2,167,228) (22,131,101) (2,593,681) (26,316,099) (3,415,635) (37,024,736)
Class I (3,388,859) (35,788,497) (4,930,366) (51,510,463) (7,688,218) (83,389,968)
Premier Class (11,276) (118,715) (168,393) (1,735,965) (56,354) (609,477)
Class R6 (13,546,739) (142,162,166) (11,367,625) (118,426,790) (25,799,990) (295,420,202)
Retirement Class (1,565,084) (16,662,766) (2,597,626) (27,400,363) (2,779,420) (30,758,626)
Class W (23,596,093) (248,163,592) (24,053,242) (252,579,348) (27,780,021) (306,875,664)
Total redemptions (44,275,279) (465,026,837) (45,710,933) (477,969,028) (67,519,638) (754,078,673)
Net increase (decrease) from
shareholder transactions (5,520,833) $ (56,130,285) 18,011,073 $ 189,004,070 (9,777,672) $ (125,840,123)

Notes to Financial Statements
(continued)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, return of capital and long-term capital gain distributions received from portfolio investments and taxable overdistribution. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Nine Months Ended
12/31/24
Year Ended
3/31/24
Year Ended
3/31/23
7.2
Real Estate Securities Select Shares Amount Shares Amount Shares Amount
Subscriptions:
Class A 718,536 $ 12,426,270 1,066,960 $ 17,392,751 2,029,480 $ 37,199,439
Class I 503,866 8,971,718 1,073,969 17,642,498 3,472,263 61,557,539
Premier Class 221,131 3,766,797 289,064 4,819,294 247,894 4,481,629
Class R6 7,830,141 137,017,940 13,364,176 218,219,672 20,885,303 372,123,432
Retirement Class 433,649 8,144,003 1,270,163 21,500,327 1,556,783 29,879,362
Total subscriptions 9,707,323 170,326,728 17,064,332 279,574,542 28,191,723 505,241,401
Reinvestments of distributions:
Class A 369,673 6,636,400 525,758 8,498,987 1,144,072 18,760,617
Class I 52,333 944,196 121,039 1,971,716 380,679 6,301,718
Premier Class 22,804 413,590 49,793 811,129 107,545 1,780,489
Class R6 2,609,598 47,304,121 3,525,080 57,511,280 6,629,825 109,692,155
Retirement Class 493,439 9,400,598 745,977 12,796,339 1,395,865 24,241,976
Total reinvestments of
distributions 3,547,847 64,698,905 4,967,647 81,589,451 9,657,986 160,776,955
Redemptions:
Class A (2,579,395) (44,888,136) (5,207,264) (84,329,563) (4,478,700) (79,331,282)
Class I (1,335,504) (23,138,068) (4,839,946) (78,615,073) (4,164,281) (72,278,870)
Premier Class (821,964) (14,068,970) (918,544) (14,630,649) (265,541) (4,825,375)
Class R6 (18,864,474) (332,950,471) (21,935,422) (358,847,732) (35,367,851) (630,038,783)
Retirement Class (5,111,574) (96,196,766) (4,180,019) (74,001,644) (2,557,271) (48,191,270)
Total redemptions (28,712,911) (511,242,411) (37,081,195) (610,424,661) (46,833,644) (834,665,580)
Net increase (decrease) from
shareholder transactions (15,457,741) $ (276,216,778) (15,049,216) $ (249,260,668) (8,983,935) $ (168,647,224)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
7.1
Inflation Linked Bond $3,048,655,084 $2,465,047 $(140,576,238) $(138,111,191)
7.2
Real Estate Securities Select 1,869,512,243 944,457,315 (37,391,490) 907,065,825
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
7.1
Inflation Linked Bond $– $– $(138,111,191) $(59,838,348) $– $(667,683) $(198,617,222)
7.2
Real Estate Securities Select – – 907,065,824 (143,202,359) – (586,314) 763,277,151

As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryovers:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Effective May 1, 2024, the management fee schedule for each Fund consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the
Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying the rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Nine Months Ended
12/31/24
Year Ended
3/31/24
Year Ended
3/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return of
Capital
7.1
Inflation Linked Bond $ 91,178,704 $ – $ – $ 111,223,768 $ – $ – $ 176,247,179 $ 19,810,747 $ –
7.2
Real Estate Securities
Select 62,321,612 – 3,010,823 82,402,400 – – 76,877,994 85,648,260 –
Fund Short-Term Long-Term Total
7.1
Inflation Linked Bond $ 15,600,400 $ 44,237,948 $ 59,838,348
7.2
Real Estate Securities Select 132,969,999 10,232,360 143,202,359
Fund Utilized
7.1
Inflation Linked Bond $–
7.2
Real Estate Securities Select 117,863,535
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300

Notes to Financial Statements
(continued)

*The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds (“Nuveen
Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States.
Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life
Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by
Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of December 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. Effective May
1, 2024, the Fund-Level fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted
annual percentage of average daily net assets for each class:
Prior to May 1, 2024, the investment management fee, service agreement fee, distribution fee and maximum expense amounts
(after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
For the period May 1, 2023 through April 30, 2024, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts
(after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Fund
Complex-Level Fee
7.1
Inflation Linked Bond 0.1597%
7.2
Real Estate Securities Select 0.1597%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.040%—0.090% 0.650% 0.450% 0.450% 0.300% 0.550% 0.300%
7.2
Real Estate Securities Select* 0.190%—0.340% 0.920 0.720 0.720 0.570 0.820 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.200% —0.250% 0.650% 0.450% 0.450% 0.300% 0.550% 0.300%
7.2
Real Estate Securities Select* 0.350% —0.500% 0.920 0.720 0.720 0.570 0.820 –
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
7.1
Inflation Linked Bond* 0.180% —0.230% 0.630% 0.430% 0.430% 0.280% 0.530% 0.280%
7.2
Real Estate Securities Select* 0.330% —0.480% 0.900 0.700 0.700 0.550 0.800 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During
the current fiscal period, the values of voluntary compensation were as follows:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
There were no borrowings under this credit facility by the Funds during the current fiscal period.
Fund Value
7.2
Real Estate Securities Select $268,094
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifecycle
Index Funds TIAA Access Total
7.1
Inflation Linked Bond 29% 45% – % 74%
7.2
Real Estate Securities Select – – 15 15

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Qualified business income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
7.1
Inflation Linked Bond $ –
7.2
Real Estate Securities Select –
Fund Percentage
7.1
Inflation Linked Bond — %
7.2
Real Estate Securities Select 1 .6
Fund Percentage
7.1
Inflation Linked Bond — %
7.2
Real Estate Securities Select 1 .6
Fund
1/1 to Prior Year End
Percentage
1
4/1 to Current Year End
Percentage
7.1
Inflation Linked Bond 100 .0% 62 .7%
7.2
Real Estate Securities Select 0 .9 0 .7
1
Effective April 1, 2024, the Funds changed their year end from March 31 to December 31.

163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
7.1
Inflation Linked Bond – %
7.2
Real Estate Securities Select 92 .2
Fund Percentage
7.1
Inflation Linked Bond 94 .4%
7.2
Real Estate Securities Select 1 .2

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Teachers Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)